Income Tax (Details) - Schedule of Statutory Tax Rate to Effective Tax Rate (Parentheticals)	12 Months Ended
Jun. 30, 2024
Schedule of Statutory Tax Rate to Effective Tax Rate [Abstract]
Income tax computed at statutory EIT rate	(25.00%)